International Theme Parks - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 03, 2020 USD ($)	Oct. 03, 2020 HKD ($)	Oct. 03, 2020 CNY (¥)	Sep. 28, 2019 USD ($)	Oct. 03, 2020 CNY (¥)
International Theme Parks
Noncontrolling Interest [Line Items]
Net Cash Provided by Operating Activities	$ 637
Net Cash Used in Investing Activities	756
Net Cash Provided by Financing Activities	172
Asia International Theme Parks
Noncontrolling Interest [Line Items]
Royalties And Management Fees	$ 74
Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Effective ownership interest	48.00%				48.00%
Effective ownership interest by noncontrolling owners	52.00%				52.00%
Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Effective ownership interest	43.00%				43.00%
Effective ownership interest by noncontrolling owners	57.00%				57.00%
Shanghai Disney Resort Management Company
Noncontrolling Interest [Line Items]
Effective ownership interest	70.00%				70.00%
Effective ownership interest by noncontrolling owners	30.00%				30.00%
Line of Credit | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 157
Borrowings, Stated Interest Rate	8.00%				8.00%
Variable Interest Entity, Financial or Other Support, Amount, Outstanding	$ 65
Maximum | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage Parent Dilution Period	12 years	12 years	12 years
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets	6.00%				6.00%
Loans | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 145
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 97	$ 800
Debt, maturity date	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Loans | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 863
Debt, maturity date	Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Loans | Maximum | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Borrowings, Stated Interest Rate	8.00%				8.00%
Loans | HIBOR | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%	2.00%
Line of Credit | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 271	$ 2,100
Debt, maturity date	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Line of Credit | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 200		¥ 1,400
Borrowings, Stated Interest Rate	8.00%				8.00%
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests, Outstanding	$ 90				¥ 600
Line of Credit | HIBOR | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%	1.25%
Equity Securities | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 188			$ 160
Equity Securities | Cumulative Contributions By All Parties | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	526
Shendi Loan | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 1,100		¥ 7,600
Debt, maturity date	Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Shendi Loan | Maximum | Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Borrowings, Stated Interest Rate	8.00%				8.00%
Scenario, Plan | Maximum | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets	4.00%				4.00%
Scenario, Plan | Loans | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Debt, maturity date	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Scenario, Plan | Equity Securities | Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 1,400	$ 10,900
Disneyland Paris
Noncontrolling Interest [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	100.00%	100.00%